Income Taxes (Details Textual) - HKD HKD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Percent	16.50%	16.50%	16.50%
Income Tax Examination, Penalties and Interest Accrued	HKD 1,536
PRC [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Percent	25.00%